Quantitative and qualitative disclosure about market risk - Geographical area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets
Total	$ 3,569	$ 3,873	$ 3,683
Hong Kong
Revenues from External Customers and Long-Lived Assets
Total	3,442	3,595	3,489
Australia
Revenues from External Customers and Long-Lived Assets
Total	$ 127	$ 278	$ 194